Loans and Allowance for Loan Losses - Summary of Troubled Debt Restructuring (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) Loan	Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 Loan
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan	4	5	5	0
Pre- restructuring recorded investment	$ 1,655	$ 1,685	$ 1,685
Post- restructuring recorded investment	1,655	1,685	1,685
Payment deferral	$ 1,655	$ 1,685	$ 1,685
Previously Reported [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan		4
Pre- restructuring recorded investment		$ 6,172
Post- restructuring recorded investment		6,172
Payment deferral		$ 6,172
Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan		3	3
Pre- restructuring recorded investment		$ 927	$ 927
Post- restructuring recorded investment		927	927
Payment deferral		$ 927	$ 927
Non-Farm Non-Residential Owner Occupied | Previously Reported [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan		3
Pre- restructuring recorded investment		$ 878
Post- restructuring recorded investment		878
Payment deferral		$ 878
Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan		1
Pre- restructuring recorded investment		$ 5,294
Post- restructuring recorded investment		5,294
Payment deferral		$ 5,294
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan	3
Pre- restructuring recorded investment	$ 865
Post- restructuring recorded investment	865
Payment deferral	$ 865
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan	1	2	2
Pre- restructuring recorded investment	$ 790	$ 758	$ 758
Post- restructuring recorded investment	790	758	758
Payment deferral	$ 790	$ 758	$ 758